Quarterly Report
March 31, 2022
MFS®  Investors Trust Series
MFS® Variable Insurance Trust
VGI-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 3.1%
Honeywell International, Inc.	66,180	$12,877,305
Howmet Aerospace, Inc.	296,249	10,647,189
		$23,524,494
Alcoholic Beverages – 2.4%
Diageo PLC	194,375	$9,824,333
Pernod Ricard S.A.	39,218	8,601,372
		$18,425,705
Apparel Manufacturers – 1.7%
LVMH Moet Hennessy Louis Vuitton SE	11,682	$8,318,396
NIKE, Inc., “B”	32,613	4,388,405
		$12,706,801
Biotechnology – 0.6%
Illumina, Inc. (a)	13,125	$4,585,875
Brokerage & Asset Managers – 3.0%
Blackstone, Inc.	35,135	$4,460,037
Charles Schwab Corp.	79,940	6,739,741
NASDAQ, Inc.	63,432	11,303,583
		$22,503,361
Business Services – 5.1%
Accenture PLC, “A”	30,052	$10,134,436
Amdocs Ltd.	126,688	10,415,020
Fidelity National Information Services, Inc.	101,512	10,193,835
Fiserv, Inc. (a)	76,712	7,778,597
		$38,521,888
Cable TV – 1.9%
Cable One, Inc.	2,206	$3,230,113
Comcast Corp., “A”	239,812	11,227,998
		$14,458,111
Chemicals – 0.5%
PPG Industries, Inc.	29,256	$3,834,584
Computer Software – 8.5%
Adobe Systems, Inc. (a)	22,751	$10,365,810
Microsoft Corp.	149,377	46,054,423
salesforce.com, inc. (a)	37,281	7,915,502
		$64,335,735
Computer Software - Systems – 2.9%
Apple, Inc.	124,561	$21,749,596
Construction – 1.8%
Masco Corp.	137,237	$6,999,087
Sherwin-Williams Co.	25,383	6,336,104
		$13,335,191

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.2%
Colgate-Palmolive Co.	98,642	$7,480,023
Estee Lauder Cos., Inc., “A”	14,091	3,837,261
Kimberly-Clark Corp.	44,015	5,420,887
		$16,738,171
Containers – 2.2%
Ball Corp.	68,053	$6,124,770
Crown Holdings, Inc.	83,627	10,460,901
		$16,585,671
Electrical Equipment – 4.1%
AMETEK, Inc.	50,928	$6,782,591
Fortive Corp.	82,412	5,021,363
Johnson Controls International PLC	166,794	10,936,683
TE Connectivity Ltd.	60,040	7,864,039
		$30,604,676
Electronics – 2.5%
Analog Devices, Inc.	47,422	$7,833,166
Texas Instruments, Inc.	57,742	10,594,502
		$18,427,668
Energy - Independent – 2.2%
ConocoPhillips	165,945	$16,594,500
Food & Beverages – 1.0%
Danone S.A.	41,079	$2,262,955
Mondelez International, Inc.	85,809	5,387,089
		$7,650,044
Forest & Paper Products – 0.7%
Rayonier, Inc., REIT	132,171	$5,434,872
General Merchandise – 2.6%
Costco Wholesale Corp.	18,767	$10,806,977
Dollar General Corp.	40,108	8,929,244
		$19,736,221
Health Maintenance Organizations – 1.0%
Cigna Corp.	30,236	$7,244,848
Insurance – 1.2%
Chubb Ltd.	42,325	$9,053,318
Internet – 7.5%
Alphabet, Inc., “A” (a)	14,997	$41,711,906
Alphabet, Inc., “C” (a)	5,228	14,601,752
		$56,313,658
Leisure & Toys – 1.4%
Electronic Arts, Inc.	83,352	$10,544,862
Major Banks – 6.3%
Bank of America Corp.	418,855	$17,265,203
Goldman Sachs Group, Inc.	36,528	12,057,893
JPMorgan Chase & Co.	131,441	17,918,037
		$47,241,133

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	46,344	$11,271,788
Medical Equipment – 7.3%
Becton, Dickinson and Co.	49,042	$13,045,172
Danaher Corp.	37,898	11,116,620
Maravai Lifesciences Holdings, Inc., “A” (a)	77,807	2,744,253
Medtronic PLC	119,028	13,206,157
Thermo Fisher Scientific, Inc.	25,740	15,203,331
		$55,315,533
Network & Telecom – 1.2%
Equinix, Inc., REIT	12,248	$9,083,362
Other Banks & Diversified Financials – 4.9%
Mastercard, Inc., “A”	38,328	$13,697,661
Truist Financial Corp.	136,839	7,758,771
Visa, Inc., “A”	70,819	15,705,530
		$37,161,962
Pharmaceuticals – 7.6%
Eli Lilly & Co.	35,632	$10,203,936
Johnson & Johnson	98,280	17,418,164
Merck & Co., Inc.	135,161	11,089,960
Vertex Pharmaceuticals, Inc. (a)	45,466	11,865,262
Zoetis, Inc.	34,468	6,500,320
		$57,077,642
Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	108,523	$8,957,488
Restaurants – 0.3%
Starbucks Corp.	25,793	$2,346,389
Specialty Chemicals – 1.0%
DuPont de Nemours, Inc.	102,291	$7,526,572
Specialty Stores – 5.1%
Amazon.com, Inc. (a)	2,283	$7,442,466
Home Depot, Inc.	35,757	10,703,143
Target Corp.	56,199	11,926,552
Tractor Supply Co.	34,537	8,059,899
		$38,132,060
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	55,450	$13,930,149
Trucking – 0.3%
Old Dominion Freight Line, Inc.	7,281	$2,174,689
Utilities - Electric Power – 0.6%
American Electric Power Co., Inc.	48,417	$4,830,564
Total Common Stocks		$747,959,181

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.21% (v)	5,049,095	$5,049,095

Other Assets, Less Liabilities – (0.0)%		(96,742)
Net Assets – 100.0%		$752,911,534
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,049,095 and $747,959,181, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$698,722,849	$—	$—	$698,722,849
France	—	19,182,723	—	19,182,723
Ireland	11,271,788	—	—	11,271,788
United Kingdom	—	9,824,333	—	9,824,333
Canada	8,957,488	—	—	8,957,488
Mutual Funds	5,049,095	—	—	5,049,095
Total	$724,001,220	$29,007,056	$—	$753,008,276
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,181,407	$26,747,066	$24,879,378	$—	$—	$5,049,095
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,012	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.